CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Revision of Prior Period, Accounting Standards Update, Adjustment	Common Stock	Capital in Excess of Par Value	Accumulated Distributions in Excess of Earnings	Accumulated Distributions in Excess of Earnings Revision of Prior Period, Accounting Standards Update, Adjustment	Accumulated Other Comprehensive (Loss) Income	Accumulated Other Comprehensive (Loss) Income Revision of Prior Period, Accounting Standards Update, Adjustment
Beginning balance (shares) at Dec. 31, 2017			311,582,319
Beginning balance at Dec. 31, 2017	$ 1,970,212	$ 0	$ 3,116	$ 2,607,300	$ (646,834)	$ (488)	$ 6,630	$ 488
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (shares)			9,615,850
Issuance of common stock	91,764		$ 96	91,668
Equity-based compensation (shares)			14,008
Equity-based compensation	33			33
Distributions declared on common stock	(194,573)				(194,573)
Redemptions of common stock (shares)			(9,830,781)
Redemptions of common stock	(93,830)		$ (98)	(93,732)
Changes in redeemable common stock	2,061			2,061
Comprehensive (loss) income	41,183				37,278		3,905
Ending balance (shares) at Dec. 31, 2018			311,381,396
Ending balance at Dec. 31, 2018	1,816,850		$ 3,114	2,607,330	(804,617)		11,023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (shares)			9,335,895
Issuance of common stock	82,388		$ 93	82,295
Equity-based compensation (shares)			18,499
Equity-based compensation	138			138
Distributions declared on common stock	(194,463)				(194,463)
Redemptions of common stock (shares)			(9,528,065)
Redemptions of common stock	(84,088)		$ (95)	(83,993)
Changes in redeemable common stock	1,155			1,155
Comprehensive (loss) income	$ 167,968				182,899		(14,931)
Ending balance (shares) at Dec. 31, 2019	311,207,725		311,207,725
Ending balance at Dec. 31, 2019	$ 1,789,948	(2,002)	$ 3,112	2,606,925	(816,181)	(2,002)	(3,908)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (shares)			2,223,298
Issuance of common stock	19,231		$ 22	19,209
Equity-based compensation	40			40
Distributions declared on common stock	(48,332)				(48,332)
Redemptions of common stock (shares)			(2,256,037)
Redemptions of common stock	(19,514)		$ (22)	(19,492)
Changes in redeemable common stock	283			283
Comprehensive (loss) income	(22,003)				(12,175)		(9,828)
Ending balance (shares) at Mar. 31, 2020			311,174,986
Ending balance at Mar. 31, 2020	$ 1,717,651		$ 3,112	2,606,965	(878,690)		(13,736)
Beginning balance (shares) at Dec. 31, 2019	311,207,725		311,207,725
Beginning balance at Dec. 31, 2019	$ 1,789,948	$ (2,002)	$ 3,112	2,606,925	(816,181)	$ (2,002)	(3,908)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (shares)			4,211,747
Issuance of common stock	34,191		$ 42	34,149
Issuance of common stock in connection with the Mergers (shares)			52,574,431
Issuance of common stock in connection with the Mergers	384,319		$ 526	383,793
Equity-based compensation (shares)			22,059
Equity-based compensation	160			160
Distributions declared on common stock	(119,305)				(119,305)
Redemptions of common stock (shares)			(6,013,994)
Redemptions of common stock	(48,066)		$ (60)	(48,006)
Changes in redeemable common stock	180,838			180,838
Comprehensive (loss) income	$ (21,657)				(23,518)		1,861
Ending balance (shares) at Dec. 31, 2020	362,001,968		362,001,968
Ending balance at Dec. 31, 2020	$ 2,198,426		$ 3,620	3,157,859	(961,006)		(2,047)
Beginning balance (shares) at Mar. 31, 2020			311,174,986
Beginning balance at Mar. 31, 2020	1,717,651		$ 3,112	2,606,965	(878,690)		(13,736)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (shares)			1,242,475
Issuance of common stock	9,543		$ 12	9,531
Equity-based compensation	40			40
Distributions declared on common stock	(13,072)				(13,072)
Redemptions of common stock (shares)			(2,468,754)
Redemptions of common stock	(19,191)		$ (25)	(19,166)
Changes in redeemable common stock	9,643			9,643
Comprehensive (loss) income	(1,188)				(3,746)		2,558
Ending balance (shares) at Jun. 30, 2020			309,948,707
Ending balance at Jun. 30, 2020	$ 1,703,426		$ 3,099	2,607,013	(895,508)		(11,178)
Beginning balance (shares) at Dec. 31, 2020	362,001,968		362,001,968
Beginning balance at Dec. 31, 2020	$ 2,198,426		$ 3,620	3,157,859	(961,006)		(2,047)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	40			40
Distributions declared on common stock	(32,906)				(32,906)
Comprehensive (loss) income	624				(2,753)		3,377
Ending balance (shares) at Mar. 31, 2021			362,001,968
Ending balance at Mar. 31, 2021	2,166,184		$ 3,620	3,157,899	(996,665)		1,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (shares)			917,769
Issuance of common stock	6,660		$ 9	6,651
Equity-based compensation (shares)			4,104
Equity-based compensation	49			49
Distributions declared on common stock	(32,948)				(32,948)
Changes in redeemable common stock	(173,628)			(173,628)
Comprehensive (loss) income	$ 59,088				57,787		1,301
Ending balance (shares) at Jun. 30, 2021	362,923,841		362,923,841
Ending balance at Jun. 30, 2021	$ 2,025,405		$ 3,629	$ 2,990,971	$ (971,826)		$ 2,631